Share-based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 £ / shares	Mar. 31, 2021 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense | $	$ 7,022	$ 6,317	$ 2,992
Vesting period	4 years
Price per share | £ / shares				£ 92,451.851
Shares cancelled		223,820
Unrecognized compensation costs related to unvested employee shares outstanding | $	$ 6,100	$ 11,300
Weighted-average period	1 year 9 months 18 days	2 years 7 months 6 days
Weighted average grant-date fair value of share options granted | $ / shares	$ 2.02	$ 5.42
Unrecognized compensation cost related to share options outstanding | $	$ 5,500
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average period	2 years 8 months 12 days
Deferred Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Deferred share repurchased	1		1,509,384
Stock repurchase price per share | £ / shares				£ 0.01
Number of outstanding shares cancelled			109,058
Price per share | $ / shares
Vesting on First Anniversary
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage	25.00%
2021 Share Omnibus Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares reserved for future issuance					2,572,558
Increase of reserved shares, percent of common stock outstanding		4.00%
Ordinary shares issued	4,196,697
Shares available for future grant	1,567,338
2021 Employee Share Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Increase of reserved shares, percent of common stock outstanding		1.00%
Shares available for future grant		467,738
Ordinary shares authorized for issuance	467,738	467,738
Percentage of fair market value of ADSs on offering date or exercise date at which employees have opportunity to purchase ordinary shares or ADSs.		85.00%
Compensation expense | $	$ 100
2021 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Employee share purchase plan terms	There is no minimum service condition on the Partnership Shares, and the participants can sell/transfer the shares after their acquisition from the market. There is a minimum service condition for the Free and Matching Shares that requires the participants to provide continuing service for at least 36 months from the date of grant. If the participants are no longer with the Company or its subsidiaries before the completion of 36 months' service (with the relevant date determined as the last day of employment), the Free and Matching Shares generally will be 100% forfeited and available for future issuance.
Percentage of shares forfeited and available for future issuance if minimum service conditions are not fulfilled	100.00%
SIP shares issued under ESPP, including SIP shares	319,990
Employee stock purchase program, number of shares reserved and available to grant	147,748
Shares cancelled	6,036